Consolidated Statements Of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash flows from Operating Activities:
Net Income	$ 1,470	$ 3,546
Adjustments to reconcile net income to net cash (used in) operating activities:
Amortization of deferred financing costs	1,567	611
Accretion to contingent earn-out liability	159	962
Depreciation and amortization	12,788	18,783
Loss on Series A Preferred Share PIPE Issuance	14,472
Non-cash stock compensation	4,139	1,230
Purchase of services in cryptocurrencies	1,151	3,679
Deferred taxes	(1,392)	(252)
Loss on finance lease modification	1,705
Loss on disposal of property and equipment	273
Reduction in carrying amount of right-of-use assets	151	81
Cryptocurrency received as payment	(1,450)	(3,244)
Other	1,060
Change in operating assets and liabilities, net of effects of Merger:
Deposits	(412)
Accounts receivable	59	(171)
Cryptocurrencies	105	2,796
Prepaid expenses and other current assets	(1,113)	567
Accounts payable	(2,238)	(1,907)
Accrued expenses and other current liabilities	5,388	4,049
Income taxes payable	1,538	647
Other taxes payable	1,502
Tax receivable agreement liability	111
Deferred revenue	278	19
Operating leases, net	(211)	(141)
Net Cash Flows Provided by Operations	41,100	31,255
Cash flows from Investing Activities:
Acquisition of property and equipment	(22)	(1,110)
Contingent consideration payment		(2,000)
Net Cash Flows Used In Investing Activities	(22)	(3,110)
Cash flows from Financing Activities:
Net Proceeds from Merger	3,343
PIPE commitment fees paid	(933)
Contingent consideration payment	(2,000)
Proceeds from stock subscription receivable	4
Proceeds from issuance of notes payable	1,269	5,000
Principal payments on notes payable	(20,101)	(4,531)
Principal payments on short-term financing arrangement		(342)
Principal payments finance lease	(14,005)	(17,106)
Payment of deferred financing costs	(1,149)	(210)
Purchase of treasury stock	(279)
Distributions	(15,007)	(11,353)
Net Cash Flows Used In Financing Activities	(48,858)	(28,542)
Effect of exchange rate changed on cash and cash equivalents	(1)	(91)
Net change in cash and cash equivalents	(7,781)	(488)
Cash and cash equivalents - beginning of period	37,540	38,028
Cash and cash equivalents - end of period	29,759	37,540
Cash paid during the year ended December 31 for:
Interest	10,116	10,840
Income taxes	$ 371	$ 117